Fair Value	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value
11.	FAIR VALUE

Measured on recurring basis

The Group measures its financial assets and liabilities including cash and cash equivalents at fair value on a recurring basis as of December 31, 2017 and 2018. Cash and cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued based on the quoted market price in an active market.

As of December 31, 2017 and 2018, information about inputs for the fair value measurements of the Group’s assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	Fair Value Measured as of December 31,
Description	2017	Quoted Prices in Active Market for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	RMB	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	4,462,194	4,462,194	—	—

Total	4,462,194	4,462,194	—	—

	Fair Value Measured as of December 31,
Description	2018	Quoted Prices in Active Market for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	RMB	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	2,468,034	2,468,034	—	—

Total	2,468,034	2,468,034	—	—

Additional information about the reconciliation of the fair value measurement of long-term investments using significant unobservable inputs (level 3) on a recurring basis are is as follows:

RMB
Balance as of December 31, 2016	50,452
Purchase	10,000
Other-than-temporary loss recognized	(30,085)
Reclassification to equity securities without readily determinable fair value (i)	(30,000)
Foreign exchange difference	(367)

Balance as of December 31, 2017	—

Balance as of December 31, 2018	—

(i)

The investment in Qindao was reclassified from long-term investments to equity securities without readily determinable fair value as of result of the waiver of redemption right in July 2017. Please refer to Note 5 for additional information on the reclassification.

Measured on nonrecurring basis

The Group measures its equity method investments at fair value on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying value may not be recoverable. As of December 31, 2017 and 2018, the Group performed an impairment test on its equity method investees and recorded an impairment loss of RMB nil and RMB nil, respectively.

Such impairments are considered level 3 fair value measurements because the Group used unobservable inputs such as the management projection of discounted future cash flow and the discount rate.

For goodwill impairment testing, refer to Note 8 for details.